CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2012
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Summary of the bifurcated derivative liabilities at the issuance date of Series A and Series B preferred shares

Derivative liabilities
Relating to Series A preferred shares issuance on July 10, 2007	729,000
Relating to Series B-1 and B-2 preferred shares issuance on July 7, 2009	301,000
Relating to Series B-3 preferred shares issuance on July 26, 2010	476,000